Loans Receivable and Allowance for Loan Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans Receivable and Allowance for Loan Losses
3.  Loans Receivable and Allowance for Loan Losses

Loans acquired in connection with the Wilton acquisition in November 2013 are referred to as “acquired” loans as a result of the manner in which they are accounted for.  All other loans are referred to as “originated” loans.  Accordingly, selected credit quality disclosures that follow are presented separately for the originated loan portfolio and the acquired loan portfolio.

The following table sets forth a summary of the loan portfolio at March 31, 2014 and December 31, 2013:

	March 31, 2014			December 31, 2013
(In thousands)	Originated	Acquired	Total	Originated	Acquired	Total

Real estate loans:
Residential	$158,905	$-	$158,905	$155,874	$-	$155,874
Commercial	323,849	8,158	332,007	305,823	9,939	315,762
Construction	44,158	4,838	48,996	44,187	7,308	51,495
Home equity	9,734	3,815	13,549	9,625	3,872	13,497
	536,646	16,811	553,457	515,509	21,119	536,628

Commercial business	100,701	2,453	103,154	92,173	2,374	94,547

Consumer	67	483	550	225	612	837
Total loans	637,414	19,747	657,161	607,907	24,105	632,012

Allowance for loan losses	(8,603)	-	(8,603)	(8,382)	-	(8,382)
Deferred loan origination fees, net	(1,991)	-	(1,991)	(1,785)	(31)	(1,816)
Unamortized loan premiums	16	-	16	16	-	16
Loans receivable, net	$626,836	$19,747	$646,583	$597,756	$24,074	$621,830

Lending activities are conducted principally in the Fairfield County region of Connecticut, and consist of residential and commercial real estate loans, commercial business loans and a variety of consumer loans.  Loans may also be granted for the construction of residential homes and commercial properties. All residential and commercial mortgage loans are collateralized by first or second mortgages on real estate.

The following table summarizes activity in the accretable yields for the acquired loan portfolio for the three months ended March 31, 2014:

Three Months Ended
(In thousands)	March 31, 2014

Balance at beginning of period	$1,418
Acquisition	-
Accretion	(140)
Other (a)	(50)
Balance at end of period	$1,228

a)	Represents changes in cash flows expected to be collected due to loan sales.

Risk management

The Company has established credit policies applicable to each type of lending activity in which it engages.  The Company evaluates the creditworthiness of each customer and, in most cases, extends credit of up to 80% of the market value of the collateral at the date of the credit extension, depending on the borrowers’ creditworthiness and the type of collateral. The market value of collateral is monitored on an ongoing basis and additional collateral is obtained when warranted. Real estate is the primary form of collateral. Other important forms of collateral are business assets, time deposits and marketable securities. While collateral provides assurance as a secondary source of repayment, the Company ordinarily requires the primary source of repayment to be based on the borrower’s ability to generate continuing cash flows.  The Company’s policy for collateral requires that, generally, the amount of the loan may not exceed 90% of the original appraised value of the property.  Private mortgage insurance is required for that portion of the residential loan in excess of 80% of the appraised value of the property.

Credit quality of loans and the allowance for loan losses

Management segregates the loan portfolio into portfolio segments which is defined as the level at which the Company develops and documents a systematic method for determining its allowance for loan losses.  The portfolio segments are segregated based on loan types and the underlying risk factors present in each loan type.  Such risk factors are periodically reviewed by management and revised as deemed appropriate.

The Company’s loan portfolio is segregated into the following portfolio segments:

Residential Real Estate: This portfolio segment consists of the origination of first mortgage loans secured by one-to four-family owner occupied residential properties and residential construction loans to individuals to finance the construction of residential dwellings for personal use located in our market area.

Commercial Real Estate: This portfolio segment includes loans secured by commercial real estate, non-owner occupied one-to four-family and multi-family dwellings for property owners and businesses in our market area. Loans secured by commercial real estate generally have larger loan balances and more credit risk than owner occupied one-to four-family mortgage loans.

Construction: This portfolio segment includes commercial construction loans for commercial development projects, including condominiums, apartment buildings, and single family subdivisions as well as office buildings, retail and other income producing properties and land loans, which are loans made with land as security. Construction and land development financing generally involves greater credit risk than long-term financing on improved, owner-occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the value of the property at completion of construction compared to the estimated cost (including interest) of construction and other assumptions. If the estimate of construction cost proves to be inaccurate, the Company may be required to advance additional funds beyond the amount originally committed in order to protect the value of the property. Moreover, if the estimated value of the completed project proves to be inaccurate, the borrower may hold a property with a value that is insufficient to assure full repayment. Construction loans also expose the Company to the risks that improvements will not be completed on time in accordance with specifications and projected costs and that repayment will depend on the successful operation or sale of the properties, which may cause some borrowers to be unable to continue with debt service which exposes the Company to greater risk of non-payment and loss.

Home Equity Loans: This portfolio segment primarily includes home equity loans and home equity lines of credit secured by owner occupied one-to four-family residential properties.  Loans of this type are written at a maximum of 75% of the appraised value of the property and the Company requires a second lien position on the property. These loans can be affected by economic conditions and the values of the underlying properties.

Commercial Business Loans: This portfolio segment includes commercial business loans secured by assignments of corporate assets and personal guarantees of the business owners.  Commercial business loans generally have higher interest rates and shorter terms than other loans, but they also may involve higher average balances, increased difficulty of loan monitoring and a higher risk of default since their repayment generally depends on the successful operation of the borrower’s business.

Consumer Loans: This portfolio segment includes loans secured by savings or certificate accounts, or automobiles, as well as unsecured personal loans and overdraft lines of credit. This type of loan entails greater risk than residential mortgage loans, particularly in the case of loans that are unsecured or secured by assets that depreciate rapidly.

Allowance for loan losses

The following tables set forth the activity in the Company’s allowance for loan losses for the three months ended March 31, 2014 and 2013, by portfolio segment:

	Residential Real Estate	Commercial Real Estate	Construction	Home Equity	Commercial Business	Consumer	Unallocated	Total
	(In thousands)
Three Months Ended March 31, 2014
Originated
Beginning balance	$1,310	$3,616	$1,032	$190	$2,225	$9	$-	$8,382
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	-	-	-	-	-	10	-	10
Provisions	(12)	151	(20)	2	106	(16)	-	211
Ending balance	$1,298	$3,767	$1,012	$192	$2,331	$3	$-	$8,603

Acquired
Beginning balance	$-	$-	$-	$-	$-	$-	$-	$-
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	-	-	-	-	-	-	-	-
Provisions	-	-	-	-	-	-	-	-
Ending balance	$-	$-	$-	$-	$-	$-	$-	$-

Total
Beginning balance	$1,310	$3,616	$1,032	$190	$2,225	$9	$-	$8,382
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	-	-	-	-	-	10	-	10
Provisions	(12)	151	(20)	2	106	(16)	-	211
Ending balance	$1,298	$3,767	$1,012	$192	$2,331	$3	$-	$8,603

	Residential Real Estate	Commercial Real Estate	Construction	Home Equity	Commercial Business	Consumer	Unallocated	Total
	(In thousands)
Three Months Ended March 31, 2013

Beginning balance	$1,230	$3,842	$929	$220	$1,718	$2	$-	$7,941
Charge-offs	-	-	-	-	-	(2)	-	(2)
Recoveries	-	-	-	-	-	5	-	5
Provisions	34	45	4	(6)	103	10	-	190
Ending balance	$1,264	$3,887	$933	$214	$1,821	$15	$-	$8,134

With respect to the originated portfolio, the allocation to each portfolio segment is not necessarily indicative of future losses in any particular portfolio segment and does not restrict the use of the allowance to absorb losses in other portfolio segments.

The following tables are a summary, by portfolio segment and impairment methodology, of the allowance for loan losses and related portfolio balances at March 31, 2014 and December 31, 2013:

	Originated Loans		Acquired Loans		Total
	Portfolio	Allowance	Portfolio	Allowance	Portfolio	Allowance
	(In thousands)
March 31, 2014
Loans individually evaluated for impairment:
Residential real estate	$1,848	$72	$-	$-	$1,848	$72
Commercial real estate	1,117	56	-	-	1,117	56
Construction	-	-	-	-	-	-
Home equity	97	4	-	-	97	4
Commercial business	621	12	-	-	621	12
Consumer	-	-	-	-	-	-
Subtotal	$3,683	$144	$-	$-	$3,683	$144
Loans collectively evaluated for impairment:
Residential real estate	$157,057	$1,226	$-	$-	$157,057	$1,226
Commercial real estate	322,732	3,711	8,158	-	330,890	3,711
Construction	44,158	1,012	4,838	-	48,996	1,012
Home equity	9,637	188	3,815	-	13,452	188
Commercial business	100,080	2,319	2,453	-	102,533	2,319
Consumer	67	3	483	-	550	3
Subtotal	$633,731	$8,459	$19,747	$-	$653,478	$8,459

Total	$637,414	$8,603	$19,747	$-	$657,161	$8,603

	Originated Loans		Acquired Loans		Total
	Portfolio	Allowance	Portfolio	Allowance	Portfolio	Allowance
	(In thousands)
December 31, 2013
Loans individually evaluated for impairment:
Residential real estate	$1,867	$73	$-	$-	$1,867	$73
Commercial real estate	1,117	56	-	-	1,117	56
Construction	-	-	-	-	-	-
Home equity	97	4	-	-	97	4
Commercial business	642	12	-	-	642	12
Consumer	-	-	-	-	-	-
Subtotal	$3,723	$145	$-	$-	$3,723	$145
Loans collectively evaluated for impairment:
Residential real estate	$154,007	$1,237	$-	$-	$154,007	$1,237
Commercial real estate	304,706	3,560	9,939	-	314,645	3,560
Construction	44,187	1,032	7,308	-	51,495	1,032
Home equity	9,528	187	3,872	-	13,400	187
Commercial business	91,531	2,212	2,374	-	93,905	2,212
Consumer	225	9	612	-	837	9
Subtotal	$604,184	$8,237	$24,105	$-	$628,289	$8,237

Total	$607,907	$8,382	$24,105	$-	$632,012	$8,382

Credit quality indicators

The Company’s policies provide for the classification of loans into the following categories: pass, special mention, substandard, doubtful and loss.  Consistent with regulatory guidelines, loans that are considered to be of lesser quality are classified as substandard, doubtful, or loss assets. A loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Substandard loans include those loans characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as doubtful have all of the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans classified as loss are those considered uncollectible and of such little value that their continuance as loans is not warranted. Loans that do not expose the Company to risk sufficient to warrant classification in one of the aforementioned categories, but which possess potential weaknesses that deserve close attention, are designated as special mention.

When loans are classified as special mention, substandard or doubtful, the Company disaggregates these loans and allocates a portion of the related general loss allowances to such loans as the Company deems prudent.  Determinations as to the classification of loans and the amount of loss allowances are subject to review by the Company’s regulators, which can require the Company to establish additional loss allowances. The Company regularly reviews its loan portfolio to determine whether any loans require classification in accordance with applicable regulations.

The following tables are a summary of the loan portfolio quality indicators by portfolio segment at March 31, 2014 and December 31, 2013:

	Commercial Credit Quality Indicators
	At March 31, 2014			At December 31, 2013
	Commercial Real Estate	Construction	Commercial Business	Commercial Real Estate	Construction	Commercial Business
	(In thousands)
Originated loans:
Pass	$322,498	$44,158	$99,650	$304,469	$44,187	$91,093
Special mention	234	-	430	237	-	438
Substandard	1,117	-	621	1,117	-	642
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total originated loans	323,849	44,158	100,701	305,823	44,187	92,173
Acquired loans:
Pass	7,417	1,755	1,886	9,580	4,639	1,806
Special mention	13	175	215	24	161	252
Substandard	728	2,908	352	335	2,508	316
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total acquired loans	8,158	4,838	2,453	9,939	7,308	2,374
Total	$332,007	$48,996	$103,154	$315,762	$51,495	$94,547

	Residential and Consumer Credit Quality Indicators
	At March 31, 2014			At December 31, 2013
	Residential Real Estate	Home Equity	Consumer	Residential Real Estate	Home Equity	Consumer

	(In thousands)
Originated loans:
Pass	$157,057	$9,560	$67	$153,443	$9,447	$225
Special mention	1,848	174	-	2,431	178	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total originated loans	158,905	9,734	67	155,874	9,625	225
Acquired loans:
Pass	-	3,778	345	-	3,826	469
Special mention	-	-	138	-	-	143
Substandard	-	37	-	-	46	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total acquired loans	-	3,815	483	-	3,872	612
Total	$158,905	$13,549	$550	$155,874	$13,497	$837

Loan portfolio aging analysis

When a loan is 15 days past due, the Company sends the borrower a late notice. The Company also contacts the borrower by phone if the delinquency is not corrected promptly after the notice has been sent. When the loan is 30 days past due, the Company mails the borrower a letter reminding the borrower of the delinquency, and attempts to contact the borrower personally to determine the reason for the delinquency and ensure the borrower understands the terms of the loan. If necessary, subsequent delinquency notices are issued and the account will be monitored on a regular basis thereafter. By the 90th day of delinquency, the Company will send the borrower a final demand for payment and may recommend foreclosure. A summary report of all loans 30 days or more past due is provided to the board of directors of the Company each month. Loans greater than 90 days past due are generally put on nonaccrual status. A nonaccrual loan is restored to accrual status when it is no longer delinquent and collectability of interest and principal is no longer in doubt.

The following tables set forth certain information with respect to our loan portfolio delinquencies by portfolio segment and amount as of March 31, 2014 and December 31, 2013:

	As of March 31, 2014
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Carrying Amount > 90 Days and Accruing
	(In thousands)
Originated Loans
Real estate loans:
Residential real estate	$-	$-	$984	$984	$157,921	$-
Commercial real estate	-	-	1,117	1,117	322,732	-
Construction	-	-	-	-	44,158	-
Home equity	-	-	-	-	9,734	-
Commercial business	131	-	-	131	100,570	-
Consumer	1	-	-	1	66	-
Total originated loans	132	-	2,101	2,233	635,181	-
Acquired Loans
Real estate loans:
Residential real estate	-	-	-	-	-	-
Commercial real estate	-	-	635	635	7,523	635
Construction	1,805	-	1,112	2,917	1,921	1,112
Home equity	-	-	-	-	3,815	-
Commercial business	-	-	-	-	2,453	-
Consumer	5	-	-	5	478	-
Total acquired loans	1,810	-	1,747	3,557	16,190	1,747
Total loans	$1,942	$-	$3,848	$5,790	$651,371	$1,747

	As of December 31, 2013
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Carrying Amount > 90 Days and Accruing
	(In thousands)
Originated Loans
Real estate loans:
Residential real estate	$-	$-	$1,003	$1,003	$154,871	$-
Commercial real estate	-	-	-	-	305,823	-
Construction	-	-	-	-	44,187	-
Home equity	-	-	-	-	9,625	-
Commercial business	-	-	-	-	92,173	-
Consumer	-	-	-	-	225	-
Total originated loans	-	-	1,003	1,003	606,904	-
Acquired Loans
Real estate loans:
Residential real estate	-	-	-	-	-	-
Commercial real estate	-	-	797	797	9,142	797
Construction	-	-	2,508	2,508	4,800	2,508
Home equity	-	-	-	-	3,872	-
Commercial business	-	-	315	315	2,059	315
Consumer	-	-	-	-	612	-
Total acquired loans	-	-	3,620	3,620	20,485	3,620
Total loans	$-	$-	$4,623	$4,623	$627,389	$3,620

Loans on nonaccrual status

The following is a summary of nonaccrual loans by portfolio segment as of March 31, 2014 and December 31, 2013:

	March 31,	December 31,
	2014	2013
	(In thousands)
Residential real estate	$984	$1,003
Commercial real estate	1,117	-
Total	$2,101	$1,003

The amount of income that was contractually due but not recognized on originated nonaccrual loans totaled $23 thousand, and $28 thousand, respectively for the three months ended March 31, 2014, and 2013.  There was no actual interest income recognized on these loans for the three months ended March 31, 2014, and 2013.

At March 31, 2014 and December 31, 2013, there were no commitments to lend additional funds to any borrower on nonaccrual status.

The preceding table excludes acquired loans that are accounted for as purchased credit impaired loans totaling $5.2 million and $6.2 million, respectively at March 31, 2014 and December 31, 2013. Such loans otherwise meet the Company’s definition of a nonperforming loan but are excluded because the loans are included in loan pools that are considered performing. The discounts arising from recording these loans at fair value were due, in part, to credit quality. The acquired loans are accounted for on either a pool or individual basis and the accretable yield is being recognized as interest income over the life of the loans based on expected cash flows.

Impaired loans

An impaired loan generally is one for which it is probable, based on current information, the Company will not collect all the amounts due under the contractual terms of the loan.  Loans are individually evaluated for impairment.  When the Company classifies a problem loan as impaired, it provides a specific valuation allowance for that portion of the asset that is deemed uncollectible.

The following table summarizes impaired loans by portfolio segment as of March 31, 2014 and December 31, 2013:

	Carrying		Unpaid Principal		Associated
	Amount		Balance		Allowance
	Mar 31,	Dec 31,	Mar 31,	Dec 31,	Mar 31,	Dec 31,
	2014	2013	2014	2013	2014	2013
	(In thousands)
Originated
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$-	$-	$-	$-	$-	$-
Impaired loans with a valuation allowance:
Residential real estate	$1,848	$1,867	$1,870	$1,880	$72	$73
Commercial real estate	1,117	1,117	1,117	1,117	56	56
Home equity	96	97	96	97	4	4
Commercial business	621	642	621	642	12	12
Total impaired loans with a valuation allowance	$3,682	$3,723	$3,704	$3,736	$144	$145
Total originated impaired loans	$3,682	$3,723	$3,704	$3,736	$144	$145
Acquired
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$-	$-	$-	$-	$-	$-
Impaired loans with a valuation allowance:
Total impaired loans with a valuation allowance	$-	$-	$-	$-	$-	$-
Total acquired impaired loans	$-	$-	$-	$-	$-	$-

The following table summarizes the average recorded investment balance of impaired loans and interest income recognized on impaired loans by portfolio segment for the three months ended March 31, 2014 and 2013:

	Average Recorded Investment		Interest Income Recognized
Three months ended March 31,	2014	2013	2014	2013
Originated	(In thousands)
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$-	$-	$-	$-
Impaired loans with a valuation allowance:
Residential real estate	$1,856	$1,903	$7	$15
Commercial real estate	1,117	1,593	-	-
Home equity	96	246	1	2
Commercial business	628	903	8	13
Total impaired loans with a valuation allowance	$3,697	$4,645	$16	$30
Total originated impaired loans	$3,697	$4,645	$16	$30
Acquired
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$-	$-	$-	$-
Impaired loans with a valuation allowance:
Total impaired loans with a valuation allowance	$-	$-	$-	$-
Total acquired impaired loans	$-	$-	$-	$-

Troubled debt restructurings (TDRs)

Modifications to a loan are considered to be a troubled debt restructuring when two conditions are met: 1) the borrower is experiencing financial difficulties and 2) the modification constitutes a concession. Modified terms are dependent upon the financial position and needs of the individual borrower.  Trouble debt restructurings are classified as impaired loans.

If a performing loan is restructured into a TDR it remains in performing status. If a nonperforming loan is restructured into a TDR, it continues to be carried in nonaccrual status.  Nonaccrual classification may be removed if the borrower demonstrates compliance with the modified terms for a minimum of six months.  Troubled debt restructured loans are reported as such for at least one year from the date of restructuring.  In years after the restructuring, troubled debt restructured loans are removed from this classification if the restructuring agreement specifies a market rate of interest equal to that which would be provided to a borrower with similar credit at the time of restructuring and the loan is not deemed to be impaired based on the modified terms.

The recorded investment in TDRs was $1.6 million at March 31, 2014 and December 31, 2013.

The following table presents loans whose terms were modified as TDRs during the periods presented:

			Outstanding Recorded Investment
	Number of Loans		Pre-Modification		Post-Modification
(Dollars in thousands)	2014	2013	2014	2013	2014	2013

Three months ended March 31,
Home equity	-	1	$-	$97	$-	$97
Total	-	1	$-	$97	$-	$97
All TDRs at March 31, 2014 and December 31, 2013 were performing in compliance under their modified terms and therefore, were on accrual status.

The following table provides information on how loans were modified as a TDR during the three months ended March 31, 2014 and 2013.

	Three months
Periods ended March 31,	2014	2013
	(In thousands)
Maturity/amortization concession	$-	$97
Total	$-	$97

There were no loans modified in a troubled debt restructuring, for which there was a payment default during the three months ended March 31, 2014 and 2013.

  7.  Loans Receivable and Allowance for Loan Losses
Loans acquired in connection with the Wilton acquisition in 2013 are referred to as “acquired” loans as a result of the manner in which they are accounted for. All other loans are referred to as “originated” loans. Accordingly, selected credit quality disclosures that follow are presented separately for the originated loan portfolio and the acquired loan portfolio.
The following table sets forth a summary of the loan portfolio at December 31, 2013 and 2012:

	December 31, 2013			December 31, 2012
(In thousands)	Originated	Acquired	Total	Total
Real estate loans:
Residential	$155,874	$—	$155,874	$144,288
Commercial	305,823	10,710	316,533	284,763
Construction	44,187	7,358	51,545	33,148
Home equity	9,625	4,267	13,892	11,030
	515,509	22,335	537,844	473,229
Commercial business	92,173	1,393	93,566	56,764
Consumer	225	377	602	57
Total loans	607,907	24,105	632,012	530,050
Allowance for loan losses	(8,382)	—	(8,382)	(7,941)
Deferred loan origination fees, net	(1,785)	(31)	(1,816)	(1,338)
Unamortized loan premiums	16	—	16	21
Loans receivable, net	$597,756	$24,074	$621,830	$520,792

Lending activities are conducted principally in the Fairfield County region of Connecticut, and consist of residential and commercial real estate loans, commercial business loans and a variety of consumer loans. Loans may also be granted for the construction of residential homes and commercial properties. All residential and commercial mortgage loans are collateralized by first or second mortgages on real estate.
The following table summarizes activity in the accretable yields for the acquired loan portfolio for the year ended December 31, 2013:

(In thousands)	2013
Balance at beginning of period	$—
Acquisition	1,513
Accretion	(95)
Reclassification from nonaccretable difference for loans with improved cash flows(a)	—
Other changes in expected cash flows(b)	—
Balance at end of period	$1,418

Explanation of adjustments:
(a)
  Results in increased interest income as a prospective yield adjustment over the remaining life of the corresponding pool of loans.
(b)
  Represents changes in cash flows expected to be collected due to factors other than credit (e.g. changes in prepayment assumptions and/or changes in interest rates on variable rate loans), as well as loan sales, modifications and payoffs.
  Risk management
  The Company has established credit policies applicable to each type of lending activity in which it engages. The Company evaluates the creditworthiness of each customer and, in most cases, extends credit of up to 80% of the market value of the collateral at the date of the credit extension, depending on the borrowers’ creditworthiness and the type of collateral. The market value of collateral is monitored on an ongoing basis and additional collateral is obtained when warranted. Real estate is the primary form of collateral. Other important forms of collateral are time deposits and marketable securities. While collateral provides assurance as a secondary source of repayment, the Company ordinarily requires the primary source of repayment to be based on the borrower’s ability to generate continuing cash flows. The Company’s policy for collateral requires that, generally, the amount of the loan may not exceed 90% of the original appraised value of the property. Private mortgage insurance is required for that portion of the residential loan in excess of 80% of the appraised value of the property.
  Credit quality of loans and the allowance for loan losses
  Management segregates the loan portfolio into portfolio segments which is defined as the level at which the Company develops and documents a systematic method for determining its allowance for loan losses. The portfolio segments are segregated based on loan types and the underlying risk factors present in each loan type. Such risk factors are periodically reviewed by management and revised as deemed appropriate.
  The Company’s loan portfolio is segregated into the following portfolio segments:
  Residential Real Estate:    This portfolio segment consists of the origination of first mortgage loans secured by one-to four-family owner occupied residential properties and residential construction loans to individuals to finance the construction of residential dwellings for personal use located in our market area.
  Commercial Real Estate:    This portfolio segment includes loans secured by commercial real estate, non-owner occupied one-to four-family and multi-family dwellings for property owners and businesses in our market area. Loans secured by commercial real estate generally have larger loan balances and more credit risk than owner occupied one-to four-family mortgage loans.
  Construction:    This portfolio segment includes commercial construction loans for commercial development projects, including condominiums, apartment buildings, and single family subdivisions as well as office buildings, retail and other income producing properties and land loans, which are loans made with land as security. Construction and land development financing generally involves greater credit risk than long-term financing on improved, owner-occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the value of the property at completion of construction compared to the estimated cost (including interest) of construction and other assumptions. If the estimate of construction cost proves to be inaccurate, the Company may be required to advance additional funds beyond the amount originally committed in order to protect the value of the property. Moreover, if the estimated value of the completed project proves to be inaccurate, the borrower may hold a property with a value that is insufficient to assure full repayment. Construction loans also expose the Company to the risks that improvements will not be completed on time in accordance with specifications and projected costs and that repayment will depend on thesuccessful operation or sale of the properties, which may cause some borrowers to be unable to continue with debt service which exposes the Company to greater risk of non-payment and loss.
  Home Equity Loans:    This portfolio segment primarily includes home equity loans and home equity lines of credit secured by owner occupied one-to four-family residential properties. Loans of this type are written at a maximum of 75% of the appraised value of the property and the Company requires a second lien position on the property. These loans can be affected by economic conditions and the values of the underlying properties.
  Commercial Business Loans:   This portfolio segment includes commercial business loans secured by assignments of corporate assets and personal guarantees of the business owners. Commercial business loans generally have higher interest rates and shorter terms than other loans, but they also may involve higher average balances, increased difficulty of loan monitoring and a higher risk of default since their repayment generally depends on the successful operation of the borrower’s business.
  Consumer Loans:    This portfolio segment includes loans secured by passbook or certificate accounts, or automobiles, as well as unsecured personal loans and overdraft lines of credit. This type of loan entails greater risk than residential mortgage loans, particularly in the case of loans that are unsecured or secured by assets that depreciate rapidly.
  Allowance for loan losses
  The following tables set forth the balance of the allowance for loan losses at December 31, 2013, 2012 and 2011, by portfolio segment:

	Residential Real Estate	Commercial Real Estate	Construction	Home Equity	Commercial Business	Consumer	Unallocated	Total
	(In thousands)
December 31, 2013
Originated
Beginning balance	$1,230	$3,842	$929	$220	$1,718	$2	$—	$7,941
Charge-offs	—	(166)	—	—	—	(4)	—	(170)
Recoveries	—	—	—	—	—	26	—	26
Provisions	80	(60)	103	(30)	507	(15)	—	585
Ending balance	$1,310	$3,616	$1,032	$190	$2,225	$9	$—	$8,382
Acquired
Beginning balance	$—	$—	$—	$—	$—	$—	$—	$—
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	—	—	—	—	—	—	—	—
Ending balance	$—	$—	$—	$—	$—	$—	$—	$—
Total
Beginning balance	$1,230	$3,842	$929	$220	$1,718	$2	$—	$7,941
Charge-offs	—	(166)	—	—	—	(4)	—	(170)
Recoveries	—	—	—	—	—	26	—	26
Provisions	80	(60)	103	(30)	507	(15)	—	585
Ending balance	$1,310	$3,616	$1,032	$190	$2,225	$9	$—	$8,382
December 31, 2012
Beginning balance	$1,290	$2,519	$1,007	$274	$1,317	$11	$7	$6,425
Charge-offs	(261)	—	(60)	—	—	(5)	—	(326)
Recoveries	—	—	—	—	—	21	—	21
Provisions	201	1,323	(18)	(54)	401	(25)	(7)	1,821
Ending balance	$1,230	$3,842	$929	$220	$1,718	$2	$—	$7,941
December 31, 2011
Beginning balance	$1,053	$1,806	$951	$313	$744	$20	$553	$5,440
Charge-offs	—	—	(84)	—	—	—	—	(84)
Recoveries	—	—	—	—	—	20	—	20
Provisions	237	713	140	(39)	573	(29)	(546)	1,049
Ending balance	$1,290	$2,519	$1,007	$274	$1,317	$11	$7	$6,425

  With respect to the originated portfolio, the allocation to each portfolio segment is not necessarily indicative of future losses in any particular portfolio segment and does not restrict the use of the allowance to absorb losses in other portfolio segments.
  The following tables are a summary, by portfolio segment and impairment methodology, of the allowance for loan losses and related portfolio balances at December 31, 2013 and 2012:

	Originated Loans		Acquired Loans		Total
	Portfolio	Allowance	Portfolio	Allowance	Portfolio	Allowance
	(In thousands)
December 31, 2013
Loans individually evaluated for impairment:
Residential real estate	$1,867	$73	$—	$—	$1,867	$73
Commercial real estate	1,117	56	—	—	1,117	56
Construction	—	—	—	—	—	—
Home equity	97	4	—	—	97	4
Commercial business	642	12	—	—	642	12
Consumer	—	—	—	—	—	—
Subtotal	$3,723	$145	$—	$—	$3,723	$145
Loans collectively evaluated for impairment:
Residential real estate	$154,007	$1,237	$—	$—	$154,007	$1,237
Commercial real estate	304,706	3,560	10,710	—	315,416	3,560
Construction	44,187	1,032	7,358	—	51,545	1,032
Home equity	9,528	187	4,267	—	13,795	187
Commercial business	91,531	2,212	1,393	—	92,924	2,212
Consumer	225	9	377	—	602	9
Subtotal	$604,184	$8,237	$24,105	$—	$628,289	$8,237
Total	$607,907	$8,382	$24,105	$—	$632,012	$8,382

	Total
	Portfolio	Allowance
	(In thousands)
December 31, 2012
Loans individually evaluated for impairment:
Residential real estate	$2,137	$—
Commercial real estate	1,817	249
Construction	—	—
Home equity	—	—
Commercial business	194	9
Consumer	—	—
Subtotal	$4,148	$258
Loans collectively evaluated for impairment:
Residential real estate	$142,151	$1,230
Commercial real estate	282,946	3,593
Construction	33,148	929
Home equity	11,030	220
Commercial business	56,570	1,709
Consumer	57	2
Subtotal	$525,902	$7,683
Total	$530,050	$7,941

  Credit quality indicators
  The Company’s policies provide for the classification of loans into the following categories: pass, special mention, substandard, doubtful and loss. Consistent with regulatory guidelines, loans that are considered to be of lesser quality are classified as substandard, doubtful, or loss assets. A loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Substandard loans include those loans characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as doubtful have all of the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans classified as loss are those considered uncollectible and of such little value that their continuance as loans is not warranted. Loans that do not expose the Company to risk sufficient to warrant classification in one of the aforementioned categories, but which possess potential weaknesses that deserve close attention, are designated as special mention.
  When loans are classified as special mention, substandard or doubtful, the Company disaggregates these loans and allocates a portion of the related general loss allowances to such loans as the Company deems prudent. Determinations as to the classification of loans and the amount of loss allowances are subject to review by the Company’s regulators, which can require the Company to establish additional loss allowances. The Company regularly reviews its loan portfolio to determine whether any loans require classification in accordance with applicable regulations.
  The following tables are a summary of the loan portfolio quality indicators by portfolio segment at December 31, 2013 and 2012:

	Commercial Credit Quality Indicators
	At December 31, 2013			At December 31, 2012
	Commercial Real Estate	Construction	Commercial Business	Commercial Real Estate	Construction	Commercial Business
	(In thousands)
Originated loans:
Pass	$304,469	$44,187	$91,093	$282,697	$33,148	$55,447
Special mention	237	—	438	249	—	1,123
Substandard	1,117	—	642	1,817	—	194
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total originated loans	305,823	44,187	92,173	284,763	33,148	56,764
Acquired loans:
Pass	10,351	4,689	825	—	—	—
Special mention	24	161	252	—	—	—
Substandard	335	2,508	316	—	—	—
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total acquired loans	10,710	7,358	1,393	—	—	—
Total	$316,533	$51,545	$93,566	$284,763	$33,148	$56,764

	Residential and Consumer Credit Quality Indicators
	At December 31, 2013			At December 31, 2012
	Residential Real Estate	Home Equity	Consumer	Residential Real Estate	Home Equity	Consumer
	(In thousands)
Originated loans:
Pass	$153,443	$9,447	$225	$142,151	$11,030	$57
Special mention	2,431	178	—	—	—	—
Substandard	—	—	—	2,137	—	—
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total originated loans	155,874	9,625	225	144,288	11,030	57
Acquired loans:
Pass	—	4,221	234	—	—	—
Special mention	—	—	143	—	—	—
Substandard	—	46	—	—	—	—
Doubtful	—	—	—	—	—	—
Loss	—	—	—	—	—	—
Total acquired loans	—	4,267	377	—	—	—
Total	$155,874	$13,892	$602	$144,288	$11,030	$57

  Loan portfolio aging analysis
  When a loan is 15 days past due, the Company sends the borrower a late notice. The Company also contacts the borrower by phone if the delinquency is not corrected promptly after the notice has been sent. When the loan is 30 days past due, the Company mails the borrower a letter reminding the borrower of the delinquency, and attempts to contact the borrower personally to determine the reason for the delinquency and ensure the borrower understands the terms of the loan. If necessary, subsequent delinquency notices are issued and the account will be monitored on a regular basis thereafter. By the 90th day of delinquency, the Company will send the borrower a final demand for payment and may recommend foreclosure. A summary report of all loans 30 days or more past due is provided to the board of directors of the Company each month. Loans greater than 90 days past due are put on nonaccrual status. A nonaccrual loan is restored to accrual status when it is no longer delinquent and collectability of interest and principal is no longer in doubt.
  The following tables set forth certain information with respect to our loan portfolio delinquencies by portfolio segment and amount as of December 31, 2013 and 2012:

	As of December 31, 2013
	31 – 60 Days Past Due	61 – 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Carrying Amount > 90 Days and Accruing
	(In thousands)
Originated Loans
Real estate loans:
Residential real estate	$—	$—	$1,003	$1,003	$154,871	$—
Commercial real estate	—	—	—	—	305,823	—
Construction	—	—	—	—	44,187	—
Home equity	—	—	—	—	9,625	—
Commercial business	—	—	—	—	92,173	—
Consumer	—	—	—	—	225	—
Total originated loans	—	—	1,003	1,003	606,904	—
Acquired Loans
Real estate loans:
Residential real estate	—	—	—	—	—	—
Commercial real estate	—	—	797	797	9,913	797
Construction	—	—	2,508	2,508	4,850	2,508
Home equity	—	—	—	—	4,267	—
Commercial business	—	—	315	315	1,078	315
Consumer	—	—	—	—	377	—
Total acquired loans	—	—	3,620	3,620	20,485	3,620
Total loans	$—	$—	$4,623	$4,623	$627,389	$3,620

	As of December 31, 2012
	31 – 60 Days Past Due	61 – 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Carrying Amount > 90 Days and Accruing
	(In thousands)
Real estate loans:
Residential real estate	$—	$—	$2,137	$2,137	$142,151	$—
Commercial real estate	—	—	1,817	1,817	282,946	—
Construction	—	—	—	—	33,148	—
Home equity	—	—	—	—	11,030	—
Commercial business	40	—	—	40	56,724	—
Consumer	—	—	—	—	57	—
Total	$40	$—	$3,954	$3,994	$526,056	$—

  Loans on nonaccrual status
  The following is a summary of nonaccrual loans by portfolio segment as of December 31, 2013 and 2012:

	December 31,
	2013	2012
	(In thousands)
Residential real estate	$1,003	$2,137
Commercial real estate	—	1,817
Construction	—	—
Home equity	—	—
Commercial business	—	—
Total	$1,003	$3,954

  The amount of income that was contractually due but not recognized on originated nonaccrual loans totaled $23 thousand, $276 thousand and $133 thousand, respectively for the years ended December 31, 2013, 2012 and 2011. The amount of actual interest income recognized on these loans was $8 thousand, $113 thousand and $76 thousand, respectively for the years ended December 31, 2013, 2012 and 2011.
  At December 31, 2013 and 2012, there were no commitments to lend additional funds to any borrower on nonaccrual status.
  The preceding table excludes acquired loans that are accounted for as purchased credit impaired loans totaling $6.2 million at December 31, 2013. Such loans otherwise meet the Company’s definition of a nonperforming loan but are excluded because the loans are included in loan pools that are considered performing. The discounts arising from recording these loans at fair value were due, in part, to credit quality. The acquired loans are accounted for on either a pool or individual basis and the accretable yield is being recognized as interest income over the life of the loans based on expected cash flows.
  Impaired loans
  An impaired loan generally is one for which it is probable, based on current information, the Company will not collect all the amounts due under the contractual terms of the loan. Loans are individually evaluated for impairment. When the Company classifies a problem loan as impaired, it provides a specific valuation allowance for that portion of the asset that is deemed uncollectible.

  The following table summarizes impaired loans as of December 31, 2013:

	As of and for the Year Ended December 31, 2013
	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized
Originated	(In thousands)
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$—	$—	$—	$—	$—
Impaired loans with a valuation allowance:
Residential real estate	$1,867	$1,880	$73	$1,896	$36
Commercial real estate	1,117	1,117	56	1,127	56
Home equity	97	97	4	221	7
Commercial business	642	642	12	680	37
Total impaired loans with a valuation allowance	$3,723	$3,736	$145	$3,924	$136
Total originated impaired loans	$3,723	$3,736	$145	$3,924	$136
Acquired
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$—	$—	$—	$—	$—
Impaired loans with a valuation allowance:
Total impaired loans with a valuation allowance	$—	$—	$—	$—	$—
Total acquired impaired loans	$—	$—	$—	$—	$—

  The following table summarizes impaired loans as of December 31, 2012:

	As of and for the Year Ended December 31, 2012
	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized
	(In thousands)
Impaired loans without a valuation allowance:
Residential real estate	$2,137	$2,137	$—	$2,273	$47
Impaired loans with a valuation allowance:
Commercial real estate	$1,817	$1,817	$249	$2,461	$44
Commercial business	194	194	9	198	14
Total impaired loans with a valuation allowance	$2,011	$2,011	$258	$2,659	$58
Total impaired loans	$4,148	$4,148	$258	$4,932	$105

  The following table summarizes impaired loans as of December 31, 2013:

	As of and for the Year Ended December 31, 2013
	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized
Originated	(In thousands)
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$—	$—	$—	$—	$—
Impaired loans with a valuation allowance:
Residential real estate	$1,867	$1,880	$73	$1,896	$36
Commercial real estate	1,117	1,117	56	1,127	56
Home equity	97	97	4	221	7
Commercial business	642	642	12	680	37
Total impaired loans with a valuation allowance	$3,723	$3,736	$145	$3,924	$136
Total originated impaired loans	$3,723	$3,736	$145	$3,924	$136
Acquired
Impaired loans without a valuation allowance:
Total impaired loans without a valuation allowance	$—	$—	$—	$—	$—
Impaired loans with a valuation allowance:
Total impaired loans with a valuation allowance	$—	$—	$—	$—	$—
Total acquired impaired loans	$—	$—	$—	$—	$—

  The following table summarizes impaired loans as of December 31, 2012:

	As of and for the Year Ended December 31, 2012
	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized
	(In thousands)
Impaired loans without a valuation allowance:
Residential real estate	$2,137	$2,137	$—	$2,273	$47
Impaired loans with a valuation allowance:
Commercial real estate	$1,817	$1,817	$249	$2,461	$44
Commercial business	194	194	9	198	14
Total impaired loans with a valuation allowance	$2,011	$2,011	$258	$2,659	$58
Total impaired loans	$4,148	$4,148	$258	$4,932	$105

  The following table summarizes impaired loans as of December 31, 2011:

	As of and for the Year Ended December 31, 2011
	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized
	(In thousands)
Impaired loans without a valuation allowance:
Commercial real estate	$307	$307	$—	$310	$16
Home equity loans	90	90	—	90	1
Commercial business	203	203	—	206	15
Total impaired loans without a valuation allowance	$600	$600	$—	$606	$32
Impaired loans with a valuation allowance:
Residential real estate	$2,166	$2,166	$275	$2,166	$58
Commercial real estate	2,500	2,500	222	2,520	178
Construction	1,175	1,557	164	1,248	—
Commercial business	57	57	2	65	4
Total impaired loans with a valuation allowance	$5,898	$6,280	$663	$5,999	$240
Total impaired loans	$6,498	$6,880	$663	$6,605	$272

  Troubled debt restructurings (TDRs)
  Modifications to a loan are considered to be a troubled debt restructuring when two conditions are met: 1) the borrower is experiencing financial difficulties and 2) the modification constitutes a concession. Modified terms are dependent upon the financial position and needs of the individual borrower. Trouble debt restructurings are classified as impaired loans.
  If a performing loan is restructured into a TDR it remains in performing status. If a nonperforming loan is restructured into a TDR, it continues to be carried in nonaccrual status. Nonaccrual classification may be removed if the borrower demonstrates compliance with the modified terms for a minimum of six months. Troubled debt restructured loans are reported as such for at least one year from the date of restructuring. In years after the restructuring, troubled debt restructured loans are removed from this classification if the restructuring agreement specifies a market rate of interest equal to that which would be provided to a borrower with similar credit at the time of restructuring and the loan is not deemed to be impaired based on the modified terms.
  The recorded investment in TDRs was $1.6 million and $1.9 million, respectively, at December 31, 2013 and 2012.

  The following table presents loans whose terms were modified as TDRs during the periods presented.

			Outstanding Recorded Investment
	Number of Loans		Pre-Modification		Post-Modification
(Dollars in thousands)	2013	2012	2013	2012	2013	2012
Years ended December 31,
Residential real estate	—	1	$—	$1,026	$—	$864
Commercial real estate	—	1	—	194	—	194
Home equity	1	—	97	—	97	—
Commercial business	—	2	—	794	—	794
Total	1	4	$97	$2,014	$97	$1,852

  All TDRs at December 31, 2013 and 2012 were performing in compliance under their modified terms and therefore, were on accrual status.
  The following table provides information on how loans were modified as a TDR during the years ended December 31, 2013 and 2012.

	December 31,
	2013	2012
	(In thousands)
Maturity/amortization concession	$97	$264
Below market interest rate concession	—	1,588
Total	$97	$1,852

  There were no loans modified in a troubled debt restructuring, for which there was a payment default during the years ended December 31, 2013 and 2012.